Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of from Basic to Diluted Weighted Average Number of Shares Outstanding
The reconciliation from basic to diluted weighted average shares outstanding is as follows:

	Years ended December 31,
	2020	2019	2018
Weighted average shares outstanding – Basic	135,528,977	134,389,667	133,380,567
Dilutive effect of unvested common shares and restricted stock units with service conditions, performance stock units considered probable of vesting and assumed stock option exercises and conversions	921,976	1,159,027	1,304,364

Weighted average shares outstanding – Diluted	136,450,953	135,548,694	134,684,931

Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted earnings per share are calculated as follows:

	Years ended December 31,
	2020	2019	2018
Numerator:
Net (loss) income attributable to Ecovyst Inc.	$(278,771)	$79,539	$58,300
Denominator:
Weighted average shares outstanding – Basic	135,528,977	134,389,667	133,380,567
Weighted average shares outstanding – Diluted	136,450,953	135,548,694	134,684,931
Net (loss) income per share:

Basic (loss) income per share	$(2.06)	$0.59	$0.44

Diluted (loss) income per share	$(2.04)	$0.59	$0.43

Schedule of Securities Excluded from Computation of Earnings Per Share
The table below presents the details of the Company’s weighted average equity-based awards outstanding during each respective year that were excluded from the calculation of diluted earnings per share:

	Years ended December 31,
	2020	2019	2018
Restricted stock awards with performance only targets not yet achieved	1,225,855	1,584,980	1,643,760
Stock options with performance only targets not yet achieved	507,461	558,283	586,253
Anti-dilutive restricted stock awards, restricted stock units and performance stock units	1,453,120	—	5,162
Anti-dilutive stock options	846,049	863,063	717,612